Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Software	2,096,218	2,400,217	333,902
Less: accumulated depreciation	(101,350)	(313,505)	(43,613)
Intangible assets, net	1,994,868	2,086,712	290,289

Amortization expense was RMB162,950, RMB250,720 and RMB212,160 (US$29,514) for the years ended December 31, 2022, 2023 and 2024, respectively.

During the year ended December 31, 2024, there was a triggering event of negative cash flow and operating losses at the freight forwarding and warehousing asset group level that indicated the carrying amounts of the Group’s long-lived assets may not be recoverable. In accordance with ASC 360, with regard to the long-lived assets, the Group performed an undiscounted cash flow analysis and concluded that the carrying value of the asset group was recoverable. Based on the management’s assessment, no impairment charges were recognized during the year ended December 31, 2023 and 2024. Key assumptions utilized in the determination of far value include expected future cash flows and working capital requirements. While the Group believe the expectations and assumptions about the future are reasonable, they are inherently uncertain.